Related Parties - Schedule of Balances with Related Parties (Details) - Related Parties [Member] - ILS (₪) ₪ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Schedule of Balances with Related Parties [Line Items]
Trade payables			₪ 152
Other current liabilities - salaries and related expenses related parties	[1]	₪ 381	₪ 125

[1]	See also Notes 10 and 12A above.